UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.9%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,000,000	$1,168,840
5s, 11/1/32	A1	1,000,000	1,092,290

			2,261,130
Guam (1.1%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	750,000	827,468

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,124,310

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	462,996

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	365,029

			2,779,803
Mississippi (0.4%)

Jackson Cnty., VRDN (Chevron USA, Inc.), 0.17s, 6/1/23	P-1	1,000,000	1,000,000

			1,000,000
New York (0.8%)

Syracuse, Indl. Dev. Agcy. VRDN (Syracuse U. ), Ser. A-1, 0.17s, 7/1/37	VMIG1	2,000,000	2,000,000

			2,000,000
Pennsylvania (86.7%)

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A-	1,000,000	1,093,380

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,026,223
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	544,880
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,147,320
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,068,620
(Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	611,125
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,353,701

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,240,240
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	Baa2	2,450,000	2,691,815
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,120,230

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	600,000	657,468

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	1,066,690

Allentown, Coml. & Indl. Dev. Auth. VRDN (Diocese of Allentown), 0.21s, 12/1/29	NR	1,150,000	1,150,000

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	AA-	1,000,000	1,115,500

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.18s, 11/1/25	VMIG1	2,100,000	2,100,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,291,920
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	740,902

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,181,250

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(US Steel Corp.), 6 3/4s, 6/1/26	BB	500,000	561,290
(Pennswood Village), Ser. A, 6s, 10/1/34 (Prerefunded 10/1/12)	AAA/P	1,000,000	1,013,900

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	243,353

Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (2/1/13) (Waste Mgmt., Inc.), 2 7/8s, 12/1/22	BBB	1,000,000	1,008,320

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	Aa3	1,000,000	1,069,020

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,697,535

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	Aa3	1,000,000	1,074,410

Centennial, School Dist., Bucks Cnty. G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,332,540

Chester Cnty., G.O. Bonds, 5s, 11/15/32	Aaa	1,000,000	1,215,630

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,148,460

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	336,973
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	814,592
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,903,357
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,146,540
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	786,113

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,708,725

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,266,200

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	290,000	290,435

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,176,409
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,087,210

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	800,000	868,784

Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,720,264

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,183,081

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	1,500,000	1,663,515

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	Aa3	2,665,000	2,799,263

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,108,590
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,093,450

Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s, 5/15/23	Aa2	1,000,000	1,041,650

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,150,980

Geisinger, Auth. Hlth. Syst. VRDN
(Geisinger Hlth. Syst.), Ser. C, 0.15s, 6/1/41	A-1	4,000,000	4,000,000
(Geisinger Hlth. Syst. Foundation), Ser. A, 0.14s, 5/15/35	VMIG1	4,850,000	4,850,000

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	865,350

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	B-/P	1,000,000	918,870

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,103,820

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,577,700
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,091,550

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.21s, 7/1/34	A-1	1,610,000	1,610,000

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,107,400

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,286,324

Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,385,000	1,393,407

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,821,005

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	Aa3	1,360,000	1,508,022

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,392,463

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,128,920

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,194,460

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,936,883

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,092,360
Ser. A, 5s, 1/1/32	A-	500,000	538,150

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB+	1,000,000	1,092,910
5 1/4s, 4/1/30	BBB+	1,060,000	1,158,071

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	A-	965,000	1,048,318

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	A	2,145,000	2,288,779
(Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,357,913

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,290,094

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,404,238

Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,662,723

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	1,040,390

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,740,540

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A
5 1/2s, 8/15/40	A3	1,000,000	1,065,000
5 1/2s, 8/15/35	A3	2,000,000	2,132,160

Northeastern York, School Dist. G.O. Bonds, SGI, 5s, 3/1/21	A+	1,035,000	1,145,435

Northhampton Cnty., Rev. Bonds (Moravian College), 5s, 7/1/31	A-	1,000,000	1,121,040

PA G.O. Bonds, AGM, 5 1/4s, 7/1/13	Aa2	1,000,000	1,041,150

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	500,000	571,080

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	Aa3	1,500,000	1,693,380

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,393,760
(Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	552,790

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A3	1,000,000	1,049,220

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,280,600

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,300,530

PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	820,000	865,108
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,178,060
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	1,058,390

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	Aa2	1,500,000	1,810,305
5s, 6/1/21	Aa2	1,750,000	2,199,173
5s, 11/15/19	Aa2	1,500,000	1,865,865

PA State Econ. Dev. Fin. Auth. Rev. Bonds (Forum PL), 5s, 3/1/34	AA-	2,000,000	2,231,820

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	874,990

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	501,600

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	675,138
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,093,170
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,032,510
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,035,250
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,096,880
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	1,055,516
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,094,410
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,091,150
(La Salle U.), 5s, 5/1/37(FWC)	BBB	500,000	539,195
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	537,300
(Thomas Jefferson U.), 5s, 3/1/32(FWC)	A1	500,000	569,510
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	208,014
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,362,371
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	353,199

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	728,434

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23	A1	1,755,000	2,034,308
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	308,279

PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25 (Prerefunded 6/1/13)	AA+	3,000,000	3,110,700
(Philadelphia School Dist.), Ser. B, AGM, 4 3/4s, 6/1/30	Aa3	2,000,000	2,080,740
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	A	5,000,000	5,509,450
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	1,053,960
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,388,150
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,399,130

PA State Tpk. Comm. Rev. Bonds
(Motor License Fund), 5s, 12/1/42	A1	1,000,000	1,119,970
(Motor License Fund), Ser. A1, 5s, 12/1/38	A1	2,000,000	2,206,340
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,207,830
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,452,505

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,455,236
Ser. C, zero %, 12/1/38	AA	3,000,000	938,190

PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,118,270
5s, 9/1/29	Aa1	1,400,000	1,533,952

Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25 (Prerefunded 8/1/14)	Aa2	2,000,000	2,177,020

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	Aa3	500,000	572,040
CIFG, 5s, 8/1/23	A2	1,980,000	2,121,748

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	2,258,120

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	995,028
(Master Charter School), 6s, 8/1/35	BBB+	500,000	544,880

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,332,250
Ser. A-1, AGM, 5s, 9/1/26	Aa3	2,000,000	2,062,120

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,409,932	241
6 5/8s, 7/1/21 (In default)(NON)	D/P	712,148	71

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A2	1,000,000	1,141,630

Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,060,040

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,458,475

Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM, 5s, 9/1/34	Aa3	2,000,000	2,149,320

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,186,960

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,063,140

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	609,299

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,871,968

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,802,097

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,346,796

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	240,000	242,424

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	Aa3	1,500,000	1,717,710

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	1,090,730
(U. of Scranton), 5s, 11/1/35	A	1,000,000	1,099,590
(Wilkes U.), 5s, 3/1/22	BBB	625,000	672,475

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	758,790

			215,867,988
Puerto Rico (9.2%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,760,000	1,763,538
5 3/8s, 5/15/33	BBB	1,380,000	1,383,091

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,000,000	1,105,010
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa1	500,000	531,525
Ser. A, 5 1/4s, 7/1/34	Baa1	1,250,000	1,289,038

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	2,150,000	2,269,433

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	Baa1	500,000	524,910
Ser. TT, 5s, 7/1/27	Baa1	650,000	686,368

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/15	Baa1	750,000	813,510

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	2,000,000	2,238,700
Ser. AA, NATL, 5 1/2s, 7/1/18	A3	65,000	72,951
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,808,416
Ser. AA-2, 5.3s, 7/1/35	A3	350,000	364,749

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,500,000	1,500,735

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,043,880
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	708,489

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	3,250,000	3,640,618
Ser. C, 5 1/4s, 8/1/41	A+	1,000,000	1,057,550
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	186,430

			22,988,941
Virgin Islands (0.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	447,260
Ser. A-1, 5s, 10/1/39	Baa2	600,000	621,282
Ser. A, 5s, 10/1/25	Baa2	450,000	497,084

			1,565,626
TOTAL INVESTMENTS

Total investments (cost $232,144,254)(b)			$248,463,488

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $249,133,964.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $232,051,379, resulting in gross unrealized appreciation and depreciation of $19,676,594 and $3,264,485, respectively, or net unrealized appreciation of $16,412,109.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.2%
	Health care	17.2
	Local government	15.5
	Utilities	11.0
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.1%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$248,463,488	$—

Totals by level	$—	$248,463,488	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012